OPERATING SEGMENTS - Material non-cash items other than depreciation and amortization by segment (Details) - Operating Segments - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING SEGMENTS
Foreclosed assets received from impaired loans and returned properties	$ 508,040	$ 508,441	$ 521,718
Credit impairment charges on loans, advances and financial leases, net	7,335,755	3,385,181	3,851,625
Banking | Colombia
OPERATING SEGMENTS
Foreclosed assets received from impaired loans and returned properties	229,536	267,988	271,694
Credit impairment charges on loans, advances and financial leases, net	5,749,835	2,566,925	3,368,901
Banking | Panama
OPERATING SEGMENTS
Foreclosed assets received from impaired loans and returned properties	52,878	59,096	84,390
Credit impairment charges on loans, advances and financial leases, net	862,134	415,339	258,983
Banking | El Salvador
OPERATING SEGMENTS
Foreclosed assets received from impaired loans and returned properties	7,287	17,566	15,782
Credit impairment charges on loans, advances and financial leases, net	364,391	80,758	97,182
Banking | Guatemala
OPERATING SEGMENTS
Foreclosed assets received from impaired loans and returned properties	8,866	13,882	9,377
Credit impairment charges on loans, advances and financial leases, net	290,828	330,161	136,923
Trust
OPERATING SEGMENTS
Credit impairment charges on loans, advances and financial leases, net	1,270	205	826
Investment banking
OPERATING SEGMENTS
Credit impairment charges on loans, advances and financial leases, net	(42)	251	135
Brokerage
OPERATING SEGMENTS
Credit impairment charges on loans, advances and financial leases, net	1,518	4,363	(155)
International Banking
OPERATING SEGMENTS
Foreclosed assets received from impaired loans and returned properties	150	1,057	6,376
Credit impairment charges on loans, advances and financial leases, net	52,655	(20,356)	(18,300)
All other segments
OPERATING SEGMENTS
Foreclosed assets received from impaired loans and returned properties	209,323	148,852	134,099
Credit impairment charges on loans, advances and financial leases, net	$ 13,166	$ 7,535	$ 7,130